Common Stock and Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
Common Stock and Preferred Stock

11. Common Stock and Preferred Stock

At-the-Market Offering

On October 23, 2024, the Company entered into the Sales Agreement with A.G.P. (the “Sales Agreement”) relating to the sale of shares of the Company’s Common Stock. In accordance with the terms of the Sales Agreement, the Company may offer and sell shares of our Common Stock having an aggregate offering price of up to $23.9 million from time to time through A.G.P., acting as our sales agent or principal.

The compensation to A.G.P. for sales of Common Stock sold pursuant to the Sales Agreement will be equal to 3.0% of the gross proceeds of any shares of Common Stock sold under the Sales Agreement.

During the six months ended June 30, 2026, the Company sold 28,501 shares of the Company’s Common Stock through the Sales Agreement and received proceeds of $0.4 million. During the six months ended June 30, 2025, the Company sold 736 shares of the Company’s Common Stock received proceeds of $11.9 million, net of commissions payable to A.G.P. of $0.4 million.

Investment in Sarborg

As discussed in Note 4, on February 19, 2026, the Company made an investment in Sarborg to acquire 20% of the outstanding shares of Sarborg from its investors. The Company issued Sarborg 2,392 shares of the Company’s Common Stock on February 18, 2026, totaling $0.6 million as a portion of the total consideration transferred for the investment. In connection with the investment in Sarborg, the Company also issued Pre-Funded Warrants to purchase up to 439,915 shares of the Company’s Common Stock at an exercise price of $0.025 per Pre-Funded Warrant. The Pre-Funded Warrants mirror the terms of the Pre-Funded Warrants issued to Corvus and are exercisable at any time on or after shareholder approval (the “Shareholder Approval Date”) and remains outstanding until exercised in full. The exercise price is considered nominal, and the holder is only required to pay the exercise price upon exercise to receive the underlying common shares. The Pre-Funded Warrants do not expire.

On March 19, 2026, all 439,915 of the pre-funded warrants were exercised through a cashless exercise into 439,821 shares of the Company’s Common Stock.

13. Common Stock and Preferred Stock

Common Stock

As of December 31, 2025 and 2024, the Company has authorized the issuance of up to 250,000,000 shares of common stock, respectively, at a par value $0.0001 per share.

As of December 31, 2025 and 2024 there were 9,214 and 46 shares of Common Stock issued and outstanding, respectively. No cash dividends have been declared or paid as of December 31, 2025.

Holders of the Common Stock are entitled to one vote per share, and to receive dividends, on and if declared by the board of directors and, upon liquidation or dissolution, are entitled to receive all assets available for distribution, subordinate to the rights, preferences, and privileges of any outstanding preferred shares (if any) with respect to dividends and in connection with liquidation, winding up and dissolution of the Company. The holders have no preemptive or other subscription rights.

Preferred Stock

As of December 31, 2025 and 2024, the Company has authorized the issuance of up to 1,000,000 shares of Conduit Pharmaceuticals, Inc. preferred stock (the “Preferred Stock”). December 31, 2025 and 2024, no preferred shares were issued and outstanding.

At-the-Market Offering

On October 23, 2024, the Company entered into the Sales Agreement with A.G.P. relating to shares of the Company’s Common Stock. In accordance with the terms of the Sales Agreement, the Company may offer and sell shares of our Common Stock having an aggregate offering price of up to $23.9 million from time to time through A.G.P., acting as our sales agent or principal.

The compensation to A.G.P. for sales of common stock sold pursuant to the Sales Agreement will be equal to 3.0% of the gross proceeds of any shares of common stock sold under the sales agreement.

During the year ended December 31, 2025, the Company sold 4,457 shares of Common Stock under the Sales Agreement and generated $19.8 million in net proceeds after paying $0.7 million in fees to A.G.P.

During the year ended December 31, 2024, the Company sold 11 shares of Common Stock under the Sales Agreement and generated $3.2 million in net proceeds after paying fees to A.G.P. and other issuance costs of $0.2 million.

No shares remained to be sold under the Sales Agreement as of December 31, 2025.